Accounts Receivable - Disclosure of allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Accounts Receivable [Abstract]
Allowance for doubtful accounts, beginning of year	$ 139,370	$ 44,579
plus: new allowance recognized	1,459,243	139,370
less: allowance collected	(139,370)	(44,579)
Allowance for doubtful accounts, end of year	$ 1,459,243	$ 139,370